Loss Per Share (Details) - Schedule of Reconciliation of Earnings Used in Calculating Earnings per Share - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Loss attributable to the ordinary equity holders of the company used in calculating basic/diluted earnings per share:
Continuing operations, basic	$ (2,073,182)	$ (1,978,383)